EATON VANCE INVESTMENT TRUST
24 Federal Street
Boston, MA 02110



								May 27, 1997
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:     Rule 24f-2 Notice for
	Eaton Vance Investment Trust
	1933 Act File No. 33-1121
	1940 Act File no. 811-4443

 In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Eaton Vance Investment Trust, hereby files its Rule 24f-2.

 This Rule 24f-2 Notice is being filed for the fiscal year ended March 31, 1997 ("Fiscal Year").

 No shares of the Trust were registered pursuant to Rule 24e-2 and remained unsold at the beginning of the Fiscal Year.

 22,271,683 shares of the Trust, with an aggregate sales price of $220,489,664 were registered during the Fiscal Year, pursuant to Rule 24e-2.

 2,350,558 shares of the Trust, with an aggregate sales price of $25,499,341, were sold during the Fiscal Year in reliance upon the Declaration of the Trust pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Trust.

1,526,032 shares of the Trust, with an aggregate sales price of $15,410,984, were issued during the Fiscal Year in connection with the Trust's dividend reinvestment plan.

For the Fiscal Year, the Trust sold an aggregate of 3,876,590 shares, including those issued pursuant to its dividend reinvestment plan, with an aggregate sales price of $40,910,325.

In accordance with subsection (c) of Rule 24f-2, no fee is required since the excess of sales, including dividend reinvestments, over redemptions during the Fiscal Year were less than and were deducted from registrant's balance of definitively registered shares.


Rule 24f-2 Notice for                                           Page 2
Eaton Vance Investment Trust
1933 Act File No. 33-1121
1940 Act File no. 811-4443

Aggregate Sale Price for Shares                           $25,499,341
Sold During Fiscal Year Pursuant
to Rule 24f-2.
Aggregate Price of Shares Issued
During Fiscal Year In Connection
with Dividend Reinvestment Plans.                          15,410,984

Aggregate Price of Shares Sold                            $40,910,325

Reduced by the Difference Between

(1)     Aggregate Redemption Price of
	Shares Redeemed During the
	Fiscal Year.                                      $248,126,293

and

(2)     Aggregate Redemption Price of
	Redeemed Shares Previously
	Applied by Trust Pursuant to
	Rule 24e-2(a) in Filings Made
	Pursuant to Section 24(e)(1) of
	Investment Company Act of 1940                                  $0

Equals                                                     $ (207,215,968)

Any questions regarding the matter should by addressed to Hadi Mezher, Eaton Vance
Management, 24 Federal Street, Boston, Massachusetts  02110.

						 Sincerely,

					     Eaton Vance Management
					     /s/ M. Katherine Kreider
					     M. Katherine Kreider
					     Assistant Treasurer
Enclosures  (Opinion of Counsel)



EATON VANCE INVESTMENT TRUST
24 Federal Street
Boston, MA 02110



OPINION OF COUNSEL

								May 27, 1997

Eaton Vance Management
24 Federal Street
Boston, MA  02110

RE:     Rule 24f-2 Notice for
	Eaton Vance Investment Trust
	1933 Act File No. 33-1121
	1940 Act File no. 811-4443



Gentlemen:

	By filing of the captioned Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Trust made definite the registration under the Securities Act of 1933 of 3,876,590, shares sold, including those sold pursuant to its dividend reinvestment plan, in reliance upon said Rule 24f-2 during the fiscal year ended March 31, 1997.
	It is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.

							Sincerely,

							Eaton Vance Management


							/s/ Eric G. Woodbury
							Eric G. Woodbury
							Vice President
							Member of Massachusetts  Bar